OTHER ASSETS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Financial assets	R$ 56,958,860	R$ 65,705,559
Foreign exchange transactions	27,704,682	36,970,153
Debtors for guarantee deposits	20,787,578	20,462,101
Securities trading	3,720,053	4,291,006
Trade and credit receivables	2,667,921	2,039,371
Receivables	2,078,626	1,942,928
Other assets	9,597,412	10,422,358
Other debtors	3,405,012	3,723,722
Prepaid expenses	2,934,506	2,735,654
Interbank and interdepartmental accounts	297,291	238,649
Other	2,960,603	3,724,333
Total	R$ 66,556,272	R$ 76,127,917